Share capital - Rio Tinto Limited (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of share capital rio tinto limited

	2020 Number (million)	2019 Number (million)	2018 Number (million)	2020 US$m	2019 US$m	2018 US$m
Issued and fully paid up share capital
At 1 January	371.21	371.21	412.41	3,448	3,477	4,140
Adjustment on currency translation				333	(29)	(382)
Ordinary shares purchased and cancelled(a)	—	—	(41.20)	—	—	(281)
At 31 December	371.21	371.21	371.21	3,781	3,448	3,477
– Special Voting Share(b)	1 only	1 only	1 only
– DLC Dividend Share(c)	1 only	1 only	1 only
Total share capital	371.21	371.21	371.21
(a)In November 2018, 41,198,134 Rio Tinto Limited ordinary shares were purchased at A$69.69 per share and cancelled under an off-market share buy-back programme carried out pursuant to the shareholder approval granted at Rio Tinto Limited’s 2018 annual general meeting for off-market and on-market buy-backs of up to 41.2 million Rio Tinto Limited ordinary shares.
(b)The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.